SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS - Level 3 Investment Mainly Warrant Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Warrant liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of Level 3 financial instruments at the beginning of the period	¥ 196,390
Issuance of warrants		¥ 647,850
Fair value of warrants and forward contracts at issuance		1,800,147
The change in fair value of financial instruments	(204,687)	(2,224,660)
Foreign currency translation	8,305	(26,947)
Fair value of Level 3 financial instruments at the end of the period	8	196,390
Forward contract assets
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of Level 3 financial instruments at the beginning of the period	(36)
Fair value of warrants and forward contracts at issuance		735,244
Settlement of forward contracts	39,015	(287,032)
The change in fair value of financial instruments	(38,046)	(441,088)
Foreign currency translation	¥ (933)	(7,160)
Fair value of Level 3 financial instruments at the end of the period		¥ (36)